Business combinations (Tables)	6 Months Ended
Jun. 30, 2019
Business Combinations [Abstract]
Schedule of Summary of Estimates of Fair Values of Assets Acquired and Liabilities Assumed

May 23,
2019
(in thousands)
Cash	$7,719
Property, plant and equipment	670
Operating right-of-use assets	1,888
Goodwill*	74,325
Intangible asset**	15,069
Accounts receivable	3,488
Unbilled revenue	4,272
Prepayments and other current assets	406
Other receivables	819
Accounts payable	(5,484)
Payments on account	(5,796)
Other liabilities	(5,735)
Non-current lease liabilities	(1,413)
Non-current deferred tax liability	(3,513)

Net assets acquired	$86,715

Cash outflows	$39,282
Contingent consideration	14,841
Redeemable noncontrolling interest	32,592

Total consideration (including redeemable noncontrolling interest)	$86,715

*Goodwill represents the acquisition of an established workforce and access to a broad site network in Europe and Africa.
**The Company has made an initial estimate of separate intangible assets acquired of $15.1 million, principally customer relationships and order book assets. This assessment is under review and will be finalized within 12 months of the date of acquisition.The following table summarizes the Company’s fair values of the assets acquired and liabilities assumed:

January, 25
2019
(in thousands)
Cash	$686
Property, plant and equipment	1,697
Operating right-of-use assets	2,866
Goodwill*	27,570
Intangible asset**	13,410
Accounts receivable	3,100
Unbilled revenue	2,421
Prepayments and other current assets	908
Other receivables	43
Accounts payable	(1,279)
Payments on account	(540)
Other liabilities	(1,932)
Non-current lease liabilities	(2,167)
Non-current other liabilities	(1,123)
Non-current deferred tax liability	(3,487)

Net assets acquired	$42,173

Cash outflows	$42,349
Working capital adjustment	(176)
Total consideration	$42,173

*Goodwill represents the acquisition of an established workforce with experience in molecular diagnostic specialty laboratory services and commercialization of precision medicines in oncology.
**The Company has made an estimate of separate intangible assets acquired of $13.4 million, being customer relationships and order book assets. This assessment remains under review and will be finalized within 12 months of the date of acquisition.